Related party transactions (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest income
Loans	$ 172,548	$ 253,462	$ 239,976
Total interest income	180,973	273,682	258,490
Interest expense
Deposits	(25,800)	(67,435)	(63,146)
Borrowings and debt	(62,723)	(96,732)	(85,601)
Total interest expense	(88,523)	(164,167)	(148,747)
Net interest income (expense)	92,450	109,515	109,743
Other income (expense)
Fees and commissions, net	10,418	15,647	17,185
Total other income, net	6,707	17,142	17,846
Operating expenses
Depreciation of equipment and leasehold improvements	(3,587)	(2,854)	(1,282)
Other expenses	(11,522)	(12,939)	(18,471)
Total operating expenses	(37,324)	(40,674)	(48,918)
Net income from related parties	63,593	86,053	11,138
Related parties [member]
Interest income
Loans	1,390	2,837	2,751
Total interest income	1,390	2,837	2,751
Interest expense
Deposits	(2,961)	(3,927)	(984)
Borrowings and debt		(645)
Total interest expense	(2,961)	(4,572)	(984)
Net interest income (expense)	(1,571)	(1,735)	1,767
Other income (expense)
Fees and commissions, net	420	132	1
(Loss) gain on financial instruments, net	0	(41)	41
Other income, net	0	0	1
Total other income, net	420	91	43
Operating expenses
Depreciation of equipment and leasehold improvements	0	(899)	0
Other expenses	0	(409)	(2,287)
Total operating expenses	0	(1,308)	(2,287)
Net income from related parties	$ (1,151)	$ (2,952)	$ (477)